Expenses by nature (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
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Expenses by nature
Expenses by nature

	March 31, 2018	March 31, 2017
Transactions costs	(247,161)	(104,861)
Cost of goods sold	(99,444)	(100,402)
Marketing and advertising	(90,939)	(69,769)
Personnel expenses (i)	(242,353)	(20,311)
Financial expenses (ii)	(16,524)	(19,218)
Chargebacks (iii)	(14,438)	(17,434)
Depreciation and amortization (iv)	(18,007)	(10,762)
Other	(36,167)	(23,574)

	(765,033)	(366,331)

Classified as:
Cost of services	(328,806)	(125,041)
Cost of sales	(115,956)	(117,852)
Selling expenses	(83,614)	(71,106)
Administrative expenses	(219,024)	(32,520)
Financial expenses	(16,524)	(19,218)
Other expenses, net	(1,109)	(594)

	(765,033)	(366,331)

(i)	The increase refers to compensation expenses related to sthe LTIP for the three-month period ended March 31, 2018 in the amount of R$ 130,303 and the respective payroll taxes in the amount of R$ 80,270.
(ii)	Our financial expenses include (a) Financial Operations Tax (IOF) related to the remittance of cash from Cayman to Brazil in the amount of R$ 13,135 for the three-month period ended March 31,2018 (March 31, 2017—R$0), (b) charges to obtain early payment of receivables owed to us by card issuers to finance our early payment of receivables feature in the amount of R$ 1,465 for the three-month period ended March 31,2018 (March 31, 2017—R$16,382).
(iii)	Chargebacks refer to losses recognized in the period reflecting the risks of fraud associated with card processing operations, as detailed in Note 22 (ii).
(iv)	The depreciation and amortization amounts incurred in the period are segregated between costs and expenses as presented below:

Expenses by nature

	December 31,
	2017	2016	2015
Transactions costs	(661,067)	(283,630)	(145,969)
Cost of goods sold	(451,635)	(233,419)	(178,608)
Marketing and advertising	(275,394)	(204,857)	(153,467)
Personnel expenses	(105,794)	(63,280)	(48,130)
Financial expenses (i)	(104,544)	(68,301)	(29,696)
Chargebacks (ii)	(47,854)	(31,557)	(27,490)
Depreciation and amortization (iii)	(51,571)	(31,246)	(18,580)
Other	(142,022)	(66,737)	(32,665)

	(1,839,881)	(983,027)	(634,606)

Classified as:
Cost of services	(829,661)	(357,811)	(191,710)
Cost of sales	(494,719)	(265,856)	(190,773)
Selling expenses	(245,759)	(199,937)	(162,642)
Administrative expenses	(153,177)	(84,461)	(61,129)
Financial expenses	(104,544)	(68,301)	(29,696)
Other (expenses) income, net	(12,021)	(6,660)	1,345

	(1,839,881)	(983,027)	(634,606)

(i)	Our financial expenses include (a) the charges we incur to obtain early payment of receivables owed to us by card issuers and acquirers in order to finance our early payment of receivables feature for merchants, (b) interest expense on our other borrowings and (c) the cost of swaps relating to our foreign currency borrowings.
(ii)	Chargebacks refer to losses recognized in the period reflecting the risks of fraud associated with card processing operations, as detailed in Note 24 (iii).
(iii)	The depreciation and amortization amounts incurred in the period are segregated between costs and expenses as presented below:

Depreciation and Amortization
The depreciation and amortization amounts incurred in the period are segregated between costs and expenses as presented below:

	March 31, 2018	March 31, 2017
Depreciation
Cost of sales and services	(511)	(225)
Selling expenses	(1)	(3)
Administrative expenses	(288)	(146)

	(800)	(374)

Amortization
Cost of sales and services	(18,800)	(11,234)
Administrative expenses	(140)	(30)

	(18,940)	(11,264)

PIS and COFINS credits (*)	1,733	876

Depreciation and amortization expense, net	(18,007)	(10,762)

(*)	PagSeguro Brazil has a tax benefit on PIS and COFINS that allows to reduce the depreciation and amortization expenses when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.

	2017	2016	2015
Depreciation
Cost of sales and services	(1,088)	(895)	(904)
Selling expenses	(10)	(11)	(27)
Administrative expenses	(714)	(371)	(393)

	(1,812)	(1,277)	(1,324)

Amortization
Cost of sales and services	(54,151)	(32,846)	(18,377)
Administrative expenses	(375)	(59)	(333)

	(54,526)	(32,905)	(18,710)

PIS and COFINS credits (*)	4,767	2,936	1,101

Depreciation and amortization expense, net	(51,571)	(31,246)	(18,933)

(*)	PagSeguro Brazil has a tax benefit on PIS and COFINS that allows to reduce the depreciation and amortization expenses, when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.